Securities Joint Ventures With Morgan Stanley	6 Months Ended
Sep. 30, 2011
Securities Joint Ventures [Abstract]
Securities Joint Venture With Morgan Stanley

18.    SECURITIES JOINT VENTURE WITH MORGAN STANLEY

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley's global products and services, to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders' agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS result in a requirement to restore its capital, the MUFG Group is solely responsible for providing additional capital to a minimum level and Morgan Stanley is not obligated to contribute additional capital to MUMSS. On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level.

The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group's capital contribution, 40% of the new share issuance, or ¥12 billion, was recognized as an increase in noncontrolling interest and a reduction of capital surplus given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.